Significant Accounting Policies - Stock-based Compensation (Details) (Restricted Share Unit (RSU))	12 Months Ended
Mar. 31, 2013
Restricted Share Unit (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award service period	2 years
Award vesting period	3 years
Number of trading days used to determine weighted average trading price of common shares	5 days
Compensation expense recognition period	3 years